Recent and Pending Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Recent and Pending Acquisitions
Recent and Pending Acquisitions
Subsequent to December 31, 2013, the Company completed the acquisitions of Cetera Financial Holdings, Inc. (“Cetera”), Summit Financial Services Group, Inc. (“Summit”), J.P. Turner & Company, LLC and J.P. Turner & Company Capital Management, LLC (collectively, “J.P. Turner”), Hatteras Funds Group (“Hatteras”), First Allied Holdings Inc. (“First Allied”), Investors Capital Holdings, Ltd. (“ICH”) and Validus/Strategic Capital Partners, LLC (“StratCap”). The Company also entered into agreements to acquire VSR Group, Inc. (“VSR”), Girard Securities, Inc. (“Girard”) and Docupace Technologies, LLC (“Docupace”), and these acquisitions are pending. The resulting goodwill associated with the recent acquisitions is made up of synergies related to higher strategic partner and financial advisor revenues as well as expense synergies associated with back office management, technology efficiencies, savings from the consolidation of the Company’s clearing platforms, the elimination of duplicative public company expenses and other factors. The Company also completed the acquisition of the assets of Trupoly, Inc. (“Trupoly”), which will be integrated into the Company’s new crowdfunding investment platform. The Company’s supplemental pro forma results of operations for these acquisitions are presented below for the years ended December 31, 2013 and 2012. The supplemental pro forma results of operations for the year ended December 31, 2011 are not presented because the financial statements of certain of companies which were acquired by companies which the Company subsequently acquired were not available.
Details of each recent and pending acquisition are as follows:
Cetera Financial Holdings
On April 29, 2014, the Company completed the acquisition of Cetera. The purchase price was $1.15 billion (subject to certain adjustments); the Company paid $1.13 billion in cash after adjustments. Cetera is a financial services holding company formed in 2010 that provides independent broker-dealer services and investment advisory services through four distinct independent broker-dealer platforms: Cetera Advisors, Cetera Advisor Networks, Cetera Investment Services and Cetera Financial Specialists. The acquisition, including related costs, was financed with a $575.0 million senior secured first lien term loan, a $150.0 million senior secured second lien term loan, the issuance of $120.0 million (face value) convertible notes and $270.0 million (aggregate stated liquidation value) of convertible preferred securities and cash on hand.
The preliminary assignment of the total consideration for the Cetera acquisition as of the date of the acquisition was as follows (in thousands):

Cash and cash equivalents	$241,641
Cash and segregated securities	7,999
Trading securities	741
Receivables	49,883
Property and equipment	20,079
Prepaid expenses	15,083
Deferred compensation plan investments	76,010
Notes receivable	45,175
Other assets	36,553
Accounts payable	(94,074)
Accrued expenses	(32,421)
Other liabilities	(112,979)
Deferred compensation plan accrued liabilities	(75,294)
Total fair value excluding goodwill and intangible assets	178,396
Goodwill	259,646
Intangible assets	942,991
Deferred tax liability	(248,291)
Total consideration	$1,132,742

Approximately $20.0 million of the goodwill from Cetera’s historic pre-acquisition goodwill is deductible for income tax purposes.
The total Cetera consideration consisted of the following (in thousands):

Cash paid by the Company	$1,132,742
Adjustments	17,258
Total adjusted purchase price	$1,150,000

The Company’s supplemental pro forma results of operations for Cetera for the years ended December 31, 2013 and 2012 are as follows (in millions):

	Year Ended December 31,
	2013	2012
Total revenues	$1,123.9	$985.9
Loss before taxes	(116.8)	(131.1)

The supplemental pro forma results of operations include adjustments which reflect a full year of amortization of intangible assets and interest expense. In addition, the Company recorded pro forma adjustments to eliminate intercompany revenues and expenses.
Summit Financial Services Group
On June 11, 2014, the Company completed the acquisition of Summit. Summit was a public company that had financial advisors providing securities brokerage and investment retail advice in the United States with its common stock listed on the OTC Markets Group, Inc. under the symbol “SFNS.”
Pursuant to the merger agreement, each share of Summit common stock issued and outstanding immediately prior to the effective time of the merger was converted into the right to receive $1.588 in merger consideration, which consisted of cash and Class A common stock. Summit shareholders who received merger consideration were also entitled to receive the pro rata portion of certain tax refunds generated after the closing of the merger as a result of certain net operating losses expected to be incurred by Summit in 2014 and which were not acquired by the Company pursuant to the merger agreement. The aggregate amount of these refunds is currently estimated to be approximately $2.5 million, or approximately $0.06 per share of Summit common stock, and will be paid (without interest) no later than June 30, 2015.
As consideration in the merger, the Company issued 498,884 shares of Class A common stock pursuant to a registration statement on Form S-4 and paid consideration in cash of $38.6 million, which does not include cash distributed by Summit to its shareholders. The aggregate consideration paid was $46.7 million which is inclusive of the cash distributed by Summit.
The preliminary assignment of the total consideration for the Summit acquisition as of the date of the acquisition was as follows (in thousands):

Cash and cash equivalents	$13,353
Receivables	3,147
Property and equipment	362
Prepaid expenses	1,531
Notes receivable	1,585
Other assets	3
Accounts payable	(7,465)
Accrued expenses	(3,099)
Total fair value excluding goodwill and intangible assets	9,417
Goodwill	28,997
Intangible assets	31,240
Deferred tax liability	(12,496)
Total consideration	$57,158

All of the goodwill from the Summit acquisition is deductible for income tax purposes.
The total Summit consideration consisted of the following (in thousands):

Cash paid by the Company	$46,727
Stock issued by the Company	10,431
Total consideration	$57,158

The Company’s supplemental pro forma results of operations for Summit for the years ended December 31, 2013 and 2012 are as follows (in millions):

	Year Ended December 31,
	2013	2012
Total revenues	$82.8	$71.7
Income (loss) before taxes	0.7	(0.2)

The supplemental pro forma results of operations include adjustments which reflect a full year of amortization of intangible assets and interest expense. In addition, the Company recorded pro forma adjustments to eliminate intercompany revenues and expenses.
J.P. Turner & Company
On June 12, 2014, the Company completed the acquisition of J.P. Turner for cash in the aggregate amount of $12.8 million, subject to post-closing adjustments, plus 239,362 shares of Class A common stock. J.P. Turner is a retail broker-dealer and investment adviser which also offers a variety of other services, including investment banking.
Pursuant to the purchase agreement, on June 12, 2015 (the one-year anniversary of the closing date of the J.P. Turner purchase), the Company will make an additional aggregate cash payment of $7.6 million to the sellers and issue to the sellers an aggregate number of shares of Class A common stock equal to (i) $3.2 million divided by (ii) the average of the per share closing price of Class A common stock for the five trading days ending on the trading day immediately prior to June 12, 2015.
 Pursuant to the purchase agreement, the Company also has agreed to make earn-out payments to the sellers with respect to each of the fiscal years ending December 31, 2014, December 31, 2015 and December 31, 2016, based on the achievement of certain agreed-upon revenue or earnings before interest, taxes and depreciation and amortization (“EBITDA”) performance targets in those years (subject to an annual combined minimum performance hurdle of 8.0% and an annual dollar cap of $2.5 million). Each earn-out payment, if any, will be made by the Company 50% in cash and 50% in the form of Class A common stock (unless the sellers elect to receive a greater amount of Class A common stock). The Company recorded a liability at fair value of $12.7 million as of June 30, 2014, related to contingent and deferred payments. The fair value was determined by an independent third-party valuation firm, which was reviewed by the Company, using probability weightings and discounted cash flow analysis.
The preliminary assignment of the total consideration for the J.P. Turner acquisition as of the date of the acquisition was as follows (in thousands):

Cash and cash equivalents	$10,171
Receivables	712
Property and equipment	232
Prepaid expenses	892
Notes receivable	1,660
Other assets	2,171
Accounts payable	(1,710)
Accrued expenses	(8,543)
Other liabilities	(656)
Total fair value excluding goodwill and intangible assets	4,929
Goodwill	11,265
Intangible assets	14,200
Total consideration	$30,394

All of the goodwill from the J.P. Turner acquisition is deductible for income tax purposes.
The total J.P. Turner consideration consisted of the following (in thousands):

Cash paid by the Company	$12,786
Stock issued by the Company	4,860
Contingent and deferred consideration	12,748
Total consideration	$30,394

The Company’s supplemental pro forma results of operations for J.P. Turner for the years ended December 31, 2013 and 2012 are as follows (in millions):

	Year Ended December 31,
	2013	2012
Total revenues	$57.8	$63.2
Loss before taxes	(5.0)	(0.3)

The supplemental pro forma results of operations include adjustments which reflect a full year of amortization of intangible assets and interest expense. In addition, the Company recorded pro forma adjustments to eliminate intercompany revenues and expenses.
Hatteras Funds Group
On June 30, 2014, the Company completed the purchase of substantially all the assets related to the business and operations of Hatteras and assumed certain liabilities of Hatteras. Hatteras was a private company that is the sponsor of, investment advisor to and distributor for the Hatteras Funds complex, a family of alternative investment funds registered as investment companies with the SEC.
Pursuant to the purchase agreement, the aggregate initial purchase price paid by the Company was $40.0 million (subject to certain adjustments for net working capital, net assets under management and consolidated pre-tax net income) payable as follows: (A) 75.0% was paid on the closing date of the Hatteras acquisition; (B) 7.5% will be payable on June 30, 2015, the first anniversary of the closing date of the Hatteras acquisition; (C) 7.5% will be payable on June 30, 2016, the second anniversary of the closing date of the Hatteras acquisition; and (D) 10.0% will be payable on June 30, 2017, the third anniversary of the closing date of the Hatteras acquisition. Additionally, pursuant to the purchase agreement, the Company will pay additional consideration calculated and payable based on the consolidated pre-tax net operating income generated by the businesses of the Hatteras Funds Group in the fiscal years ending December 31, 2016 and December 31, 2018. The Company recorded a liability at fair value of $34.3 million as of June 30, 2014, related to contingent and deferred payments. The fair value was determined by an independent third-party valuation firm, which was reviewed by the Company, using projected pre-tax net income and discounted cash flow analysis.
The preliminary assignment of the total consideration for the Hatteras acquisition as of the date of the acquisition was as follows (in thousands):

Cash and cash equivalents	$805
Receivables	7,747
Property and equipment	192
Prepaid expenses	326
Other assets	120
Accounts payable	(3,721)
Accrued expenses	(5,277)
Total fair value excluding goodwill and intangible assets	192
Goodwill	15,348
Intangible assets	48,770
Total consideration	$64,310

All of the goodwill from the Hatteras acquisition is deductible for income tax purposes.
The total Hatteras consideration consisted of the following (in thousands):

Cash paid by the Company	$30,000
Contingent and deferred consideration	34,310
Total consideration	$64,310

The Company’s supplemental pro forma results of operations for Hatteras for the years ended December 31, 2013 and 2012 are as follows (in millions):

	Year Ended December 31,
	2013	2012
Total revenues	$47.6	$41.9
Income before taxes	1.4	1.2

The supplemental pro forma results of operations include adjustments which reflect a full year of amortization of intangible assets and interest expense. In addition, the Company recorded pro forma adjustments to eliminate intercompany revenues and expenses.
First Allied Holdings
On June 30, 2014, RCAP Holdings contributed all its equity interests in First Allied to the Company. As consideration for the contribution, 11,264,929 shares of Class A common stock were issued to RCAP Holdings. First Allied is an independent broker-dealer with financial advisors in branch offices across the United States. First Allied was acquired by RCAP Holdings through a merger transaction on September 25, 2013 for an effective cost of $177.0 million, consisting of $145.0 million in merger consideration (including exchangeable notes issued by RCAP Holdings in the initial aggregate principal amount of $26.0 million (the “First Allied notes”)) paid to the former owners of First Allied and $32.0 million in bank indebtedness of First Allied outstanding immediately following consummation of the merger.
The number of shares issued as consideration was determined based on a value of $207.5 million for the equity of First Allied and the one-day volume weighted average price (“VWAP”), of Class A common stock on January 15, 2014, the day prior to the announcement of the signing of the Cetera merger agreement. The value of $207.5 million for the equity of First Allied established by the Company’s board of directors in January 2014 was determined as the effective cost to RCAP Holdings for First Allied of $177.0 million (consisting of $145.0 million in merger consideration (including First Allied notes) paid by RCAP Holdings to the former owners of First Allied and $32.0 million in bank indebtedness of First Allied outstanding immediately following consummation of the merger), minus indebtedness (net of cash) of First Allied of $7.0 million plus a carrying cost of $37.5 million. The value of the shares of Class A common stock issued by the Company as consideration in the First Allied acquisition was $239.2 million, based on the closing price for Class A common stock of $21.23 per share on June 30, 2014, the date of the consummation of the contribution. Accordingly, the effective cost to the Company for the First Allied acquisition was $271.2 million (including $32.0 million of First Allied indebtedness), which is $94.2 million more than the effective cost to RCAP Holdings for First Allied on September 25, 2013 under the terms of the original First Allied merger agreement. As of September 25, 2013, the date of common control, the Company recorded $137.2 million of net assets related to First Allied as a result of the contribution.
In addition, following consummation of the contribution, $32.0 million of First Allied indebtedness was outstanding. On July 28, 2014, the First Allied outstanding indebtedness was repaid by the Company as required by the terms of the bank facilities (the “Bank Facilities”) the Company entered into in connection with the financings we entered into in connection with the closing of the acquisition of Cetera (the “Cetera financings”) on April 29, 2014.
The Company’s acquisition of First Allied was accounted for at historical cost in a manner similar to a pooling-of-interest accounting because First Allied and the Company were under the common control of RCAP Holdings at the time of the acquisition of First Allied by RCAP Holdings. See Note 1 for additional detail.
Approximately $0.4 million of the goodwill from First Allied’s historic pre-acquisition goodwill is deductible for income tax purposes.
The Company’s supplemental pro forma results of operations for First Allied for the full years ended December 31, 2013 and 2012 are as follows (in millions):

	Year Ended December 31,
	2013	2012
Total revenues	$330.0	$301.2
Income (loss) before taxes	0.6	(1.2)

The supplemental pro forma results of operations include adjustments which reflect a full year of amortization of intangible assets and interest expense. In addition, the Company recorded pro forma adjustments to eliminate intercompany revenues and expenses.
Validus/Strategic Capital Partners
On August 29, 2014, the Company completed the acquisition of StratCap. StratCap, through its subsidiaries, is a wholesale distributor of alternative investment programs. StratCap’s subsidiaries distribute a platform of offerings consisting of two non-traded REITS, a non-traded BDC and two public non-traded limited liability companies. StratCap holds minority interests in four of the investment programs that it distributes, and is a joint venture partner along with the sponsor to the fifth investment program.
The aggregate consideration was $75.4 million. The Company issued 464,317 shares of Class A common stock and paid aggregate consideration in cash of $65.4 million. The Company will also pay $10.0 million in cash 90 days after the closing plus earn-out payments in 2015 and 2016 based on the achievement of certain agreed-upon EBITDA performance targets.
In accordance with accounting principles generally accepted in the United States, the Company allocates the purchase price of acquired entities to identifiable intangible assets acquired based on their respective fair values. The Company is in the process of engaging an independent appraisal expert to conduct the purchase price allocation; therefore, information regarding the amount, types of and useful lives of the intangibles are unknown at the time of this filing. All items will be finalized once additional information is received.
The Company’s supplemental pro forma results of operations for StratCap for the years ended December 31, 2013 and 2012 are as follows (in millions):

	Year Ended December 31,
	2013	2012
Total revenues	$66.2	$19.5
Loss before taxes	(10.9)	(15.2)

The supplemental pro forma results of operations include adjustments which reflect a full year of amortization of intangible assets and interest expense. In addition, the Company recorded pro forma adjustments to eliminate intercompany revenues and expenses.
Investors Capital Holdings
On July 11, 2014, the Company completed the acquisition of ICH. ICH was a public company with its common stock listed on the NYSE MKT under the symbol “ICH”. ICH provides broker-dealer services to investors in support of trading and investment in securities, alternative investments and variable life insurance as well as investment advisory and asset management services.
The aggregate consideration was $52.5 million. The Company issued 2,029,261 shares of Class A common stock pursuant to a registration statement on Form S-4 and paid aggregate consideration in cash of $8.4 million.
The preliminary assignment of the total consideration for the ICH acquisition as of the date of the acquisition was as follows (in thousands):

Cash	$6,881
Short term investments and securities owned	499
Receivables	8,203
Property and equipment	32
Other assets	6,363
Accounts payable and accrued expenses	(1,922)
Other liabilities	(7,593)
Notes payable and long-term debt	(2,918)
Non-qualified deferred compensation	(2,611)
Total fair value excluding goodwill, intangible assets, and deferred tax liability	6,934
Goodwill	25,127
Intangible assets	33,800
Deferred tax liability	(13,324)
Total consideration	$52,537

The total ICH consideration consisted of the following (in thousands):

Cash paid by the Company	$8,412
Stock issued by the Company	44,125
Total consideration	$52,537

The Company’s supplemental pro forma results of operations for ICH for the years ended December 31, 2013 and 2012 are as follows (in millions):

	Year Ended December 31,
	2013	2012
Total revenues	$87.8	$83.0
Loss before taxes	(5.2)	(2.1)

The supplemental pro forma results of operations include adjustments which reflect a full year of amortization of intangible assets and interest expense. In addition, the Company recorded pro forma adjustments to eliminate intercompany revenues and expenses, and one-time transaction costs.
Consolidated pro forma results
The Company’s supplemental pro forma results of operations, which includes RCS Capital, Cetera, Summit, J.P. Turner, Hatteras, First Allied, ICH and StratCap for the years ended December 31, 2013 and 2012 are as follows (in millions, except number of shares and earnings per share):

	Year Ended December 31,
	2013	2012
Total revenues	$2,682.5	$1,834.3
Loss before taxes	(32.1)	(136.1)
Provision for income taxes (40%)	—	—
Net loss	(32.1)	(136.1)
Less: income attributable to non-controlling interest	—	—
Less: preferred dividends and deemed dividend	18.9	18.9
Net loss attributable to Class A common stockholders	$(51.0)	$(155.0)

Per share data
Pro forma basic earnings per share	$(1.24)	$(3.78)
Pro forma diluted earnings per share	$(1.24)	$(3.78)

Pro forma weighted average basic shares	40,996,753	40,996,753
Pro forma weighted average diluted shares	40,996,753	40,996,753

The consolidated supplemental pro forma results of operations include adjustments which reflect a full year of amortization of intangible assets. In addition, the Company recorded pro forma adjustments to eliminate intercompany revenues and expenses.
Trupoly
On July 21, 2014, the Company announced that it is establishing a crowdfunding investment platform which it will brand under the name, “We R Crowdfunding.” In connection with this initiative, the Company acquired substantially all of the assets of New York based Trupoly, a white-label investor relationship management portal, which will be integrated into the Company’s new crowdfunding investment platform.
VSR Group
On August 6, 2014 the Company entered into an agreement to purchase VSR and its wholly owned subsidiary, VSR Financial Services, Inc, an independent broker-dealer. The transaction is expected to close in late 2014 or early 2015 and is subject to certain regulatory approvals and other customary closing conditions.
Girard
On August 14, 2014, the Company entered into an agreement to purchase Girard, an independent broker-dealer. The transaction is expected to close in late 2014 or early 2015 and is subject to certain regulatory approvals and other customary closing conditions.
Docupace
On September 18, 2014, the Company entered into an agreement to acquire a majority interest in Docupace, a provider of integrated, electronic processing technologies and systems for financial institutions and wealth management firms. The transaction is expected to close in late 2014 or early 2015 and is subject to certain regulatory approvals and other customary closing conditions.